Condensed Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	$ 113,458	$ 73,295	$ 240,987	$ 143,609
Mine operating costs
Cost of sales	(54,523)	(42,568)	(131,886)	(80,446)
Depreciation, depletion and amortization	(7,796)	(5,439)	(15,093)	(10,016)
Gross profit	51,139	25,288	94,008	53,147
General and administrative expenses	(5,767)	(3,957)	(13,365)	(8,877)
Share-based compensation expense	(619)	(1,349)	(1,148)	(1,508)
Operating income	44,753	19,982	79,495	42,762
Other income	1,300	(51)	3,460	2,037
Loss on change in fair value of consideration payable	(15,788)	(1,034)	(14,823)	(2,979)
Foreign exchange gain	7,807	3,144	14,849	9,378
Income before tax	38,072	22,041	82,981	51,198
Income tax expense	(36,067)	(1,064)	(52,506)	(20,770)
Net income for the period	2,005	20,977	30,475	30,428
Other comprehensive income that may be reclassified subsequently to net income or loss:
Unrealized (loss) gain on marketable securities	(68)	177	(298)	177
Currency translation differences	753	(805)	1,603	(483)
Comprehensive income for the period	$ 2,690	$ 20,349	$ 31,780	$ 30,122
Net income per share:
Basic	$ 0.02	$ 0.24	$ 0.33	$ 0.34
Diluted	$ 0.02	$ 0.22	$ 0.32	$ 0.33
Weighted average number of common shares:
Basic	92,666,724	88,967,382	92,423,038	88,965,643
Diluted	94,053,260	93,451,548	93,809,574	93,449,809